Derivative Financial Instruments - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Cash flow hedge gain (loss) to be reclassified within 12 months	$ (0.7)
Derivative, term of contract	4 years 2 months 12 days
Interest rate cap agreements
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Unrealized loss on derivative instrument to be reclassified into earnings		$ 75.0
Interest rate cap agreements | No hedge designation
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative instrument, amount of contract matured		$ 15.0